CUSIP Number 69344E109                                       NASDAQ Symbol ETFGX

Prospectus                                                         June 30, 2003
                                                          Revised April 30, 2004


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                            PMFM ETF PORTFOLIO TRUST

                                 INVESTOR CLASS
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This prospectus includes information about the PMFM ETF Portfolio Trust ("Fund") that you should know before investing. This prospectus relates to the Investor Class offered by the Fund. The Fund also offers an additional class of shares, Advisor Class, which are offered in a separate prospectus. You should read this prospectus carefully before you invest or send money, and keep it for future reference. For questions or for Shareholder Services, please call 1-866-ETF-PMFM (1-866-383-7636).






                               Investment Advisor
                               ------------------

                                   PMFM, INC.
                      1551 Jennings Mill Road - Suite 2400A
                              Bogart, Georgia 30622






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These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
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TABLE OF CONTENTS
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THE FUND......................................................................2
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     INVESTMENT OBJECTIVE.....................................................2
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     PRINCIPAL INVESTMENT STRATEGY............................................2
     -----------------------------
     PRINCIPAL RISKS OF INVESTING IN THE FUND.................................4
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     PERFORMANCE INFORMATION..................................................6
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     FEES AND EXPENSES OF THE FUND............................................7
     -----------------------------

MANAGEMENT OF THE FUND........................................................8
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     INVESTMENT ADVISOR.......................................................8
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     BOARD OF TRUSTEES........................................................9
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     ADMINISTRATOR............................................................9
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     TRANSFER AGENT...........................................................9
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     DISTRIBUTOR, DISTRIBUTION OF SHARES AND RELATED INFORMATION..............9
     -----------------------------------------------------------

INVESTING IN THE FUND........................................................11
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     MINIMUM INVESTMENT......................................................11
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     PURCHASE AND REDEMPTION PRICE...........................................11
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     PURCHASING SHARES.......................................................12
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     REDEEMING SHARES........................................................14
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OTHER IMPORTANT INVESTMENT INFORMATION.......................................17
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     DIVIDENDS, DISTRIBUTIONS AND TAXES......................................17
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     FINANCIAL HIGHLIGHTS....................................................18
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     ADDITIONAL INFORMATION..................................................18
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THE FUND
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     INVESTMENT OBJECTIVE
     --------------------

The PMFM ETF Portfolio Trust's investment objective is to seek long-term capital appreciation. The Fund's investment objective may be changed without shareholder approval.


     PRINCIPAL INVESTMENT STRATEGY
     -----------------------------

To achieve its objective, the Fund invests primarily in exchange-traded funds ("ETFs") and in cash or cash equivalent positions ("Cash Positions"). The Fund's investment advisor, PMFM, Inc. ("Advisor"), allocates the Fund's assets primarily among different ETFs and Cash Positions using a proprietary, quantitatively driven asset allocation model. The Advisor uses its model to determine a weighted average score for "market risk" based on a combination of factors selected by the Advisor, such as technical and fundamental indicators.

Examples of technical and fundamental indicators examined by the Advisor include:

   o  Market breadth;
   o  Trend line;
   o  Interest rates; and
   o  Relative strength.

Based on its asset allocation model, the Advisor seeks to purchase and sell shares of different index-based ETFs, sector-based ETFs, fixed-income ETFs and Cash Positions that the Advisor deems to be best positioned to participate in market gains during rising markets or to protect the Fund during declining markets.

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What is an Exchange-Traded Fund (ETF)? An ETF is a fund that holds a portfolio of common stocks designed to track the performance of a particular securities index (or sector of an index), like the S&P 500 or NASDAQ, or a portfolio of bonds that may be designed to track a bond index. Because they may be traded like stocks on a securities exchange (e.g., the American Stock Exchange), ETFs may be purchased and sold throughout the trading day, based on their market price. Each share of an ETF represents an undivided ownership interest in the portfolio held by an ETF. ETFs that track indices (or sectors of indices) hold either:

     o shares of all of the companies (or, for a fixed income ETF, bonds) that are represented by a particular index in the same proportion that is represented in the index itself; or
     o shares of a sampling of the companies (or, for a fixed income ETF, bonds) that are represented by a particular index in a proportion meant to track the performance of the entire index.

ETFs are generally registered as investment companies and issue large blocks of shares (typically 50,000) called "creation units" in exchange for a specified portfolio of the ETF's underlying securities, plus a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit. Creation units are redeemed in kind for a portfolio of the underlying securities (based on the ETF's net asset value), together with a cash payment generally equal to accumulated dividends as of the date of redemption. As investment companies, ETFs incur fees and expenses such as trustees fees, operating expenses, licensing fees, registration fees, and marketing expenses, each of which will be reflected in the net asset value of ETFs. Accordingly, ETF shareholders pay their proportionate share of these expenses.
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Under normal circumstances, the Fund will invest at least 80% of its assets in ETFs. The Fund's policy in the foregoing sentence may be changed by the Trust's Board of Trustees ("Trustees"). If the Fund's policy in the foregoing sentence changes, the Fund will notify shareholders at least 60 days prior to implementation of the change and shareholders should consider whether the Fund remains an appropriate investment in light of the changes.

The Fund may invest in all types of ETFs, such as index based ETFs, sector based ETFs and fixed income ETFs. The Fund may hold ETFs with portfolios comprised of domestic or foreign stocks or bonds or any combination thereof. However, due to legal limitations, the Fund will be prevented from purchasing more than 3% of an ETF's outstanding shares unless (i) the ETF or the Fund has received an order for exemptive relief from the 3% limitation from the SEC that is applicable to the Fund; and (ii) the ETF and the Fund take appropriate steps to comply with any conditions in such order.

In cases where these legal limits prevent the Fund from buying a particular ETF, the Fund may instead invest in a similar index or sector-based mutual fund or other investment company ("Index Funds"), or a similar basket of stocks (a group of securities related by index or sector that are pre-selected by, and made available through, certain brokers at a discounted brokerage rate) ("Stock Baskets"). The Fund may also invest in Index Funds or Stock Baskets when the Advisor believes they represent more attractive opportunities than similar ETFs. In addition, the Fund may invest in all types of Cash Positions, such as money market instruments, U.S. Government obligations, commercial paper, repurchase agreements and other cash or cash equivalent positions.

While the Fund's primary focus is allocation of its assets among ETFs and Cash Positions, the Fund has the flexibility to invest in equity securities and other types of securities when the Advisor believes they offer more attractive opportunities. Accordingly, the Fund may hold positions in common stocks of domestic and foreign companies and corporate and/or government bonds from time to time.

Temporary Defensive Positions. The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. In such circumstances, the Fund may also hold up to 100% of its portfolio in Cash Positions for reasons inconsistent with the Fund's principal investment strategy. When the Fund takes a temporary defensive position, the Fund may not be able to achieve its investment objective.

Additional Information About the Fund's Investment Objective and Strategy. An investment in the Fund should not be considered a complete investment program. An investor's needs will depend largely on his or her financial resources and individual investment goals and objectives. Investors who engage in short-term trading and/or other speculative strategies and styles will not find the Fund to be an appropriate investment vehicle if they want to invest in the Fund for a short period of time.

     PRINCIPAL RISKS OF INVESTING IN THE FUND
     ----------------------------------------

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following additional risks:

Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Fund's performances per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund's investment portfolio, national and international economic conditions and general equity market conditions.

Management Style Risks: The share price of the Fund changes daily based on the performance of the securities in which it invests. The ability of the Fund to meet its investment objective is directly related to the Advisor's allocation of the Fund's assets. The Advisor's judgments about the attractiveness, value and potential appreciation of particular ETFs or other investments in which the Fund invests may prove to be incorrect and there is no guarantee that the Advisor's judgment will produce the desired results. In addition, the Fund may allocate its assets so as to under-emphasize or over-emphasize ETFs or other investments under the wrong market conditions, in which case the Fund's value may be adversely affected.

Sector Risks: Another area of risk involves the potential focus of the Fund's assets in securities of a particular sector. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors. The sectors in which the Fund may invest more heavily in will vary.

Fixed Income Risks: There are risks associated with the potential investment of the Fund's assets in fixed income ETF's which include credit risk, interest risk, maturity risk and investment-grade securities risk. These risks could affect the value of a particular ETF's shares possibly causing the Fund's share price and total return to be reduced and fluctuate more than investment in other types of ETFs. Additional information about fixed income risks can be found in the Fund's Statement of Additional Information ("SAI").

"Fund of Funds" Structure, Limitations and Expenses Risks: The Fund is a "fund of funds." The term "fund of funds" is typically used to describe an investment company, such as the Fund, whose principal investment strategy involves investing in other investment companies, such as ETFs and Index Funds. Under the Investment Company Act of 1940, as amended ("1940 Act"), the Fund may not acquire shares of an ETF or other investment company if, immediately after such acquisition, the Fund and its affiliated persons would hold more than 3% of the ETF's or investment company's total outstanding stock. This prohibition may prevent the Fund from allocating its investments in the manner its Advisor manager considers optimal, or cause the Advisor to select Index Funds or Stock Baskets as alternatives to the investment the Advisor considers optimal.

Your cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs or other investment company shares. By investing in the Fund, you will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Fund invests in addition to the Fund's direct fees and expenses. Furthermore, the use of a fund of funds structure could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you. The Fund is best suited for long-term investors.

Foreign Securities Risk: Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of cash or other assets of the Fund, political or financial instability, or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Additional information about foreign securities risk can be found in the SAI.

Tracking Risks: Investment in the Fund should be made with the understanding that the ETFs and other index investment companies in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs and other investment companies in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs or investment companies may, from time to time, temporarily be unavailable, which may further impede the ETFs' and investment companies' ability to track their applicable indices.

ETF Net Asset Value and Market Price: The market value of the ETF shares may differ from their net asset value. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF share trades at a premium or discount to its net asset value.

Portfolio Turnover: Portfolio turnover is a ratio that indicates how often the securities in a mutual fund's portfolio change during a year's time. Higher numbers indicate a greater number of changes, and lower numbers indicate a smaller number of changes. The Fund may sell portfolio securities without regard to the length of time they have been held in order to take advantage of new investment opportunities or changing market conditions. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund. High rates of portfolio turnover could lower performance of the Fund due to increased costs and may also result in the realization of capital gains. If the Fund realizes capital gains when it sells its portfolio investments, it must generally distribute those gains to shareholders, increasing their taxable distributions. Under normal circumstances, the anticipated portfolio turnover rate for the Fund is expected to be more than 100%.

Non-diversified fund risk: The Fund is a non-diversified fund. In general, a non-diversified fund may invest a greater percentage of its assets in a particular issue and may own fewer securities than other mutual funds. Accordingly, a non-diversified fund is generally subject to the risk that a large loss in an individual issue will cause a greater loss for the fund than it would if the fund was required to hold a larger number of securities or smaller positions.






     PERFORMANCE INFORMATION
     -----------------------

Because the Fund has not been in operation for an entire calendar year, there is no performance information for the Fund to be presented here. However, you may request a copy of the Fund's Annual and Semi-annual Reports once they become available, at no charge, by calling the Fund.

     FEES AND EXPENSES OF THE FUND
     -----------------------------

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

                   Shareholder Fees For Investor Class Shares
                    (fees paid directly from your investment)
                    -----------------------------------------
    Maximum Sales Charge (Load) Imposed On Purchases
         (as a percentage of offering price) ......................... None
    Redemption Fee ................................................... None


            Annual Fund Operating Expenses For Investor Class Shares*
                  (expenses that are deducted from Fund assets)
                  ---------------------------------------------
    Management Fees.................................................. 1.25%
    Distribution and/or Service (12b-1) Fees ........................ 0.25%
    Other Expenses .................................................. 0.45%
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    Total Annual Fund Operating Expenses ............................ 1.95%
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*Since the Fund is newly organized, the expenses in the chart are based on estimated expenses. The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses and payments, if any, under the Rule 12b-1 Plan) to not more than 1.70% of the average daily net assets of the Fund for the fiscal year ending May 31, 2004. As a result, the Fund's "Total Annual Fund Operating Expenses" (excluding interest, taxes, brokerage fees and commissions and extraordinary expenses) will be limited to 1.95%, as indicated in the table. It is expected that the Expense Limitation Agreement will continue from year-to-year, provided such continuance is approved by the Board of Trustees of the Fund. To the extent that ETFs or other investment companies held in the Fund's portfolio of investments have fees and expenses, shareholders of the Fund would indirectly be paying a portion of these other fund's fees and expenses.

Example: This example shows you the expenses that you may pay over time by investing in Investor Class shares of the Fund. Since all mutual funds use the same hypothetical conditions, this example should help you compare the costs of investing in the Fund versus other mutual funds. This example assumes the following conditions:

        (1) You invest $10,000 in the Fund for the periods shown;
        (2) You reinvest all dividends and distributions;
        (3) You redeem all of your shares at the end of those periods;
        (4) You earn a 5% total return; and
        (5) The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, the following table shows you what your costs may be under the conditions listed above.

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            Period Invested             1 Year            3 Years
        ------------------------ ------------------- ------------------
              Your Costs                 $198              $612
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MANAGEMENT OF THE FUND
----------------------

     INVESTMENT ADVISOR
     ------------------

The Fund's investment advisor is PMFM, Inc., 1551 Jennings Mill Road, Suite 2400A, Bogart, Georgia 30622. The Advisor serves in that capacity pursuant to an investment advisory contract with the PMFM Investment Trust ("Trust") on behalf of the Fund. Subject to the authority of the Trustees, the Advisor provides guidance and policy direction in connection with its daily management of the Fund's assets. The Advisor is also responsible for the selection of broker-dealers for executing portfolio transactions, subject to the brokerage policies established by the Trustees, and provides certain executive personnel to the Fund.

The Advisor, organized as a Georgia corporation, is controlled by Donald Lawrence Beasley and Timothy Allen Chapman. The executives and members of the advisory staff of the Advisor have extensive experience in managing investments for clients including individuals, corporations, non-taxable entities, and other business and private accounts since the firm was founded in 1991. The Advisor currently has approximately $445 million in assets under management.

The Fund will be managed primarily by a portfolio management team consisting of Mr. Beasley, Mr. Chapman, Judson P. Doherty and Joseph G. Ezernack. Mr. Beasley is a co-founder of the Advisor and has served as President of the Advisor since 1993. In addition, Mr. Beasley serves as a member of the Board of Trustees that oversees the management and administration of the Fund and as a principal portfolio manager for the Fund. Mr. Beasley received his Bachelor of Science degrees in Math and Physical Education from Northwestern State University in 1965 and his Masters in Administration from Northwestern State University in 1966. He has been in the money management business since 1988. Mr. Chapman is a co-founder of the Advisor and has served as its Secretary and Treasurer since 1993. Mr. Chapman studied Economics at the University of Georgia and has received the Series 6, the Series 7 and the Series 8 licenses from the National Association of Securities Dealers. Mr. Chapman has been in the investment business since 1981. Mr. Doherty is an Executive Vice President of the Advisor and has served in that capacity since joining the Advisor in 2001. Prior to joining the Advisor, Mr. Doherty was an institutional investment consultant with Aon Consulting. Mr. Doherty received his Bachelor of Arts degree in Economics from Vanderbilt University in 1991. He has over 10 years experience in the investment consulting business, with an emphasis on mutual fund evaluation. Mr. Ezernack is a portfolio manager and Director of Operations for the Advisor and has served in that capacity since 1997. Mr. Ezernack received his Bachelor of Science degree from Northwestern State University in 1994. He has over 7 years experience in the money management business.

Advisor Compensation. As full compensation for the investment advisory services provided to the Fund, the Advisor receives monthly compensation based on the Fund's average daily net assets at the annual rate of 1.25%.

Expense Limitation Agreement. The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments, if any, under the Rule 12b-1 Plan) to not more than 1.70% of the average daily net assets of the Fund for the fiscal year ending May 31, 2004. It is expected that the contractual agreement will continue from year-to-year provided such continuance is approved by the Board of Trustees of the Fund. The Trust may terminate the Expense Limitation Agreement at any time. The Advisor may also terminate the Expense Limitation Agreement at the end of the then-current term upon not less than 90-days' notice to the Trust as set forth in the Expense Limitation Agreement.


     BOARD OF TRUSTEES
     -----------------

The Fund is a series of the Trust, an open-end management investment company, organized as a Delaware statutory trust on February 28, 2003. The Trustees supervise the operations of the Fund according to applicable state and federal law, and are responsible for the overall management of the Fund's business affairs.


     ADMINISTRATOR
     -------------

The Nottingham Company ("Administrator") assists the Trust in the performance of its administrative responsibilities to the Fund, coordinates the services of each vendor of the Fund, and provides the Fund with other necessary administrative, fund accounting and compliance services. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide services to the Fund.


     TRANSFER AGENT
     --------------

NC Shareholder Services, LLC ("NCSS") serves as the transfer agent and dividend-disbursing agent of the Fund. As indicated later in this Prospectus under the caption "Investing in the Fund," NCSS will handle your orders to purchase and redeem shares of the Fund, and will disburse dividends paid by the Fund.


     DISTRIBUTOR, DISTRIBUTION OF SHARES AND RELATED INFORMATION
     -----------------------------------------------------------

Capital Investment Group, Inc. ("Distributor") is the principal underwriter and distributor of the Fund's shares and serves as the Fund's exclusive agent for the distribution of the Fund's shares. The Distributor may sell the Fund's shares to or through qualified securities dealers or other approved entities. The Fund has adopted a Distribution Plan in accordance with Rule 12b-1 ("Distribution Plan") under the 1940 Act. Pursuant to the Distribution Plan, the Fund compensates the Distributor for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Fund's shares (this compensation is commonly referred to as "12b-1 fees").

Investor Class. The Distribution Plan provides that the Fund will pay the annual rate of up to 0.25% of the average daily net assets of the Investor Class shares of the Fund for activities primarily intended to result in the sale of those shares. These activities include reimbursement to entities for providing distribution and shareholder servicing with respect to the Fund's shares. Because the 12b-1 fees are paid out of the Fund's assets on an on-going basis, these fees, over time, will increase the cost of your investment and may cost you more than paying other types of sales charges.

Multiple Share Classes. The shares offered by this Prospectus are Investor Class shares. The Fund also offers another class of shares, the Advisor Class, which has higher fees and expenses. The difference in fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the Advisor for core investment advisory services. Different fees and expenses will affect performance. For additional information concerning the Advisor Class shares not offered by this Prospectus, call us at 1-866-383-7636.

Other Expenses. In addition to the 12b-1 fees and the investment advisory fees, the Fund pays all expenses not assumed by the Fund's Advisor, including, without limitation: the fees and expenses of its independent accountants and of its legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian's fees; any proxy solicitors' fees and expenses; filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees' liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made.

INVESTING IN THE FUND
---------------------

     MINIMUM INVESTMENT
     ------------------

The Fund's shares are sold and redeemed at net asset value. Shares may be purchased by any account managed by the Advisor and any other financial intermediaries or broker-dealers authorized to sell Investor Class shares in the Fund. The minimum initial investment is $1,000 and the minimum additional investment is $250 ($100 for those participating in an automatic investment plan). The Fund may, at the Advisor's sole discretion, accept certain accounts with less than the minimum investment.


     PURCHASE AND REDEMPTION PRICE
     -----------------------------

Determining the Fund's Net Asset Value. The price at which you purchase or redeem shares is based on the next calculation of net asset value after an order is accepted in good form. An order is considered to be in good form if it includes a complete and accurate application and payment in full of the purchase amount. The Fund's net asset value per share is calculated by dividing the value of the Fund's total assets, less liabilities (including Fund expenses, which are accrued daily), by the total number of outstanding shares of that Fund. The net asset value per share of the Fund is normally determined at the time regular trading closes on the New York Stock Exchange ("NYSE"), ordinarily 4:00 p.m. Eastern time, Monday through Friday, except when the NYSE closes earlier. The Fund does not calculate net asset value on business holidays when the NYSE is closed.

In determining the value of the Fund's total assets, portfolio securities are generally calculated at market value by quotations from the primary market in which they are traded. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Other Matters. Purchases and redemptions of shares by the same shareholder on the same day will be netted for the Fund. All redemption requests will be processed and payment with respect thereto will normally be made within seven
(7) days after tenders. The Fund may suspend redemptions, if permitted by the 1940 Act, for any period during which the NYSE is closed or during which trading is restricted by the Securities and Exchange Commission ("SEC") or if the SEC declares that an emergency exists. Redemptions may also be suspended during other periods permitted by the SEC for the protection of the Fund's shareholders. Additionally, during drastic economic and market changes, telephone redemption privileges may be difficult to implement. Also, if the Trustees determine that it would be detrimental to the best interest of the Fund's remaining shareholders to make payment in cash, the Fund may pay redemption proceeds in whole or in part by a distribution-in-kind of readily marketable securities.

     PURCHASING SHARES
     -----------------

The Fund has authorized one or more brokers to accept purchase and redemption orders on its behalf and such brokers are authorized to designate intermediaries to accept orders on behalf of the Fund. In addition, orders will be deemed to have been received by the Fund when an authorized broker, or broker authorized designee, accepts the order. The orders will be priced at the next calculation of the Fund's net asset value after the authorized broker or broker-authorized designee receives the orders. Investors may also be charged a fee by a broker or agent if shares are purchased through a broker or agent.

Regular Mail Orders. Payment for shares must be made by check or money order from a U.S. financial institution and payable in U.S. dollars. If checks are returned due to insufficient funds or other reasons, the purchase will be canceled. The prospective investor will also be responsible for any losses or expenses incurred by the Fund, Administrator, and Transfer Agent. The Fund will charge a $20 fee and may redeem shares of the Fund already owned by the purchaser or another identically registered account to recover any such losses. For regular mail orders, please complete a Fund Shares Application and mail it, along with your check made payable to the "PMFM ETF Portfolio Trust - Investor Class", to:

                    PMFM ETF Portfolio Trust
                    Investor Class
                    c/o NC Shareholder Services
                    116 South Franklin Street
                    Post Office Box 4365
                    Rocky Mount, North Carolina  27803-0365

The application must contain your Social Security Number ("SSN") or Taxpayer Identification Number ("TIN"). If you have applied for a SSN or TIN prior to completing your account application but you have not received your number, please indicate this on the application and include a copy of the form applying for a SSN or TIN. Taxes are not withheld from distributions to U.S. investors if certain IRS requirements regarding the SSN or TIN are met.

Bank Wire Purchases. Purchases may also be made through bank wire orders. To establish a new account or add to an existing account by wire, please call the Fund at 1-866-ETF-PMFM (1-866-383-7636), before wiring funds, to advise the Fund of the investment, dollar amount, and the account identification number. Additionally, please have your bank use the following wire instructions:

                    Wachovia Bank, NA
                    Charlotte, North Carolina
                    ABA # 053000219
                    For the: PMFM ETF Portfolio Trust - Investor Class
                    Acct. # 2000017392974
                    For further credit to (shareholder's name and SSN or TIN)

Additional Investments. You may also add to your account by mail or wire at any time by purchasing shares at the then current public offering price. The minimum additional investment is $250. Before adding funds by bank wire, please call the Fund at 1-866-ETF-PMFM (1-866-383-7636) and follow the above directions for bank wire purchases. Mail orders should include, if possible, the "Invest by Mail" stub that is attached to your confirmation statement. Otherwise, please identify your account in a letter accompanying your purchase payment.

Automatic Investment Plan. The automatic investment plan enables shareholders to make regular monthly or quarterly investment in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Fund will automatically charge the shareholder's checking account for the amount specified ($100 minimum), which will be automatically invested in shares at the public offering price on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Fund.

Frequent Trading. A pattern of frequent purchase and redemption transactions is considered by the Advisor to not be in the best interest of the shareholders of the Fund. Such a pattern may, at the discretion of the Advisor, be limited by the Fund's refusal to accept further purchase orders from an investor.

Stock Certificates. The Fund normally does not issue stock certificates. Evidence of ownership of shares is provided through entry in the Fund's share registry. Investors will receive periodic account statements (and, where applicable, purchase confirmations) that will show the number of shares owned.

Important Information about Procedures for Opening a New Account. Under the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA Patriot Act of 2001), the Fund is required to obtain, verify, and record information to enable the Fund to form a reasonable belief as to the identity of each customer who opens an account. Consequently, when an investor opens an account, the Fund will ask for the investor's name, street address, date of birth (for an individual), social security or other tax identification number (or proof that the investor has filed for such a number), and other information that will allow the Fund to identify the investor. The Fund may also ask to see the investor's driver's license or other identifying documents. An investor's account application will not be considered "complete" and, therefore, an account will not be opened and the investor's money will not be invested until the Fund receives this required information. In addition, if after opening the investor's account the Fund is unable to verify the investor's identity after having used reasonable efforts, as determined by the Fund in its sole discretion, the Fund may (i) restrict redemptions and further investments until the investor's identity is verified; and (ii) close the investor's account without notice and return the investor's redemption proceeds to the investor. If the Fund closes an investor's account because the Fund was unable to verify the investor's identity, the Fund will value the account in accordance with the Fund's next net asset value calculated after the investor's account is closed. In that case, the investor's redemption proceeds may be worth more or less than the investor's original investment. The Fund will not be responsible for any losses incurred due to the Fund's inability to verify the identity of any investor opening an account.

     REDEEMING SHARES
     ----------------

Regular Mail Redemptions. Regular mail redemption requests should be addressed to:

                      PMFM ETF Portfolio Trust
                      Investor Class
                      c/o NC Shareholder Services
                      116 South Franklin Street
                      Post Office Box 4365
                      Rocky Mount, North Carolina  27803-0365

Regular mail redemption requests should include:

     (1) Your letter of instruction specifying the Fund's name, shareholder's name, account number and number of shares (or the dollar amount) to be redeemed. This request must be signed by all registered shareholders in the exact names in which they are registered;

     (2) Any required signature  guarantees (see "Signature  Guarantees" below);
         and

     (3) Other supporting legal documents, if required in the case of estates, trusts, guardianships, custodianships, corporations, pension or profit sharing plans, and other entities.

Your redemption proceeds normally will be sent to you within seven (7) days after receipt of your redemption request. However, the Fund may delay forwarding a redemption check for recently purchased shares while it determines whether the purchase payment will be honored. Such delay (which may cause the redemption to be delayed beyond the seven (7) days) may be reduced or avoided if the purchase is made by certified check or wire transfer. In all cases, the net asset value next determined after receipt of the request for redemption will be used in processing the redemption request.

Telephone and Bank Wire Redemptions. Unless you specifically decline the telephone transaction privileges on your account application, you may redeem shares of the Fund by telephone. You may also redeem shares by bank wire under certain limited conditions. The Fund will redeem shares in this manner when so requested by the shareholder only if the shareholder confirms redemption instructions in writing.

The Fund may rely upon confirmation of redemption requests transmitted via facsimile (Fax# 252-972-1908). The confirmation instructions must include:

        (1) The Fund's name;
        (2) Shareholder name and account number;
        (3) Number of shares or dollar amount to be redeemed;
        (4) Instructions for transmittal of redemption proceeds to the shareholder; and
        (5) Shareholder signature(s) as it/they appear(s) on the application then on file with the Fund.

Redemption proceeds will not be distributed until written confirmation of the redemption request is received, per the instructions above. You can choose to have redemption proceeds mailed to you at your address of record, your bank, or to any other authorized person, or you can have the proceeds sent by wire transfer to your bank ($5,000 minimum). Redemption proceeds cannot be wired on days in which your bank is not open for business. You can change your redemption instructions anytime you wish by filing a letter including your new redemption instructions with the Fund. See "Signature Guarantees" below.

The Fund, at its discretion, may choose to pass through to redeeming shareholders any charges imposed by the custodian for wire redemptions. The custodian currently charges the Fund $10.00 per transaction for wiring redemption proceeds. If this cost is passed through to redeeming shareholders by the Fund, the charge will be deducted automatically from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. If wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

You may redeem shares, subject to the procedures outlined above, by calling the Fund at 1-866-ETF-PMFM (1-866-383-7636). Redemption proceeds will only be sent to the bank account or person named in your Fund Shares Application currently on file with the Fund. Telephone redemption privileges authorize the Fund to act on telephone instructions from any person representing himself or herself to be the investor and reasonably believed by the Fund to be genuine. The Fund will employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine. The Fund will not be liable for any losses due to fraudulent or unauthorized instructions nor for following telephone instructions provided the Fund follows reasonable procedures to insure instructions are genuine.

Systematic Withdrawal Plan. A shareholder who owns shares of the Fund valued at more than $1,000 at the current offering price may establish a Systematic Withdrawal Plan to receive a monthly or quarterly check in a stated amount (not less than $100). Each month or quarter, as specified, the Fund will automatically redeem sufficient shares from your account to meet the specified withdrawal amount. The shareholder may establish this service whether dividends and distributions are reinvested in shares of the Fund or paid in cash. Call or write the Fund for an application form.

Minimum Account Size. The Trustees reserve the right to redeem involuntarily any account having a net asset value of less than $1,000 (due to redemptions, exchanges, or transfers, and not due to market action) upon prior written notice. If the shareholder brings his account net asset value up to at least $1,000 during the notice period, the account will not be redeemed. Redemptions from retirement accounts may be subject to federal income tax.

Redemptions In Kind. The Fund reserves the right to make redemptions in kind (a payment in portfolio securities rather than cash). Generally, redemption in kind is used when, in the option of the Trustees, a large redemption request may cause harm to the Fund and its shareholders. In such a case, the Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the Fund's net asset value per share.

Signature Guarantees. To protect your account and the Fund from fraud, signature guarantees may be required to be sure that you are the person who has authorized a change in registration or standing instructions for your account. Signature guarantees are generally required for (1) change of registration requests; (2) requests to establish or to change exchange privileges or telephone and bank wire redemption service other than through your initial account application; (3) transactions where proceeds from redemptions, dividends, or distributions are sent to an address or financial institution differing from the address or financial institution of record; and (4) redemption requests in excess of $50,000. Signature guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union (if authorized under state law), registered broker-dealer, securities exchange, or association clearing agency and must appear on the written request for change of registration, establishment or change in exchange privileges, or redemption request.

Miscellaneous. The Fund reserves the right to (i) refuse to accept any request to purchase shares of the Fund for any reason; and (ii) suspend its offering of shares at any time.

OTHER IMPORTANT INVESTMENT INFORMATION
--------------------------------------

     DIVIDENDS, DISTRIBUTIONS AND TAXES
     ----------------------------------

The following information is meant as a general summary for U.S. taxpayers. Additional tax information appears in the SAI. Shareholders should rely on their own tax advisors for advice about the particular federal, state, and local tax consequences to them of investing in the Fund.

The Fund will distribute most of its income and gains to its shareholders every year. Dividends paid by the Fund derived from net investment income, if any, will be paid quarterly and capital gains distributions, if any, will be made at least annually. Shareholders may elect to take dividends from net investment income or capital gains distributions, if any, in cash or reinvest them in additional Fund shares. Although the Fund will not be taxed on amounts it distributes, shareholders will generally be taxed on distributions paid by the Fund, regardless of whether distributions are received in cash or are reinvested in additional Fund shares.

A particular distribution generally will be taxable as qualified dividend income, long-term capital gains or ordinary income. The 2003 Jobs and Growth Tax Relief Reconciliation Act reduced the federal tax rate on most dividends paid by U.S. corporations to individuals after December 31, 2002. These qualifying corporate dividends are taxable at long-term capital gains tax rates. Some, but not all, of the dividends paid by the Fund may be taxable at the reduced long-term capital gains tax rate for individual shareholders. If the Fund designates a dividend as qualified dividend income, it generally will be taxable to individual shareholders at the long-term capital gains tax rate provided certain holding period requirements are met. If the Fund designates a dividend as a capital gains distribution, it generally will be taxable to shareholders as long-term capital gains, regardless of how long the shareholders have held their Fund shares. All taxable dividends paid by the Fund other than those designated as qualified dividend income or capital gains distributions will be taxable as ordinary income to shareholders. Taxable dividends paid by the Fund to corporate shareholders will be taxed at corporate tax rates. Corporate shareholders may be entitled to a dividends received deduction ("DRD") for a portion of the dividends paid and designated by the Fund as qualifying for the DRD. To the extent the Fund engages in increased portfolio turnover, short-term capital gains may be realized, and any distributions resulting from such gains will be considered ordinary income for federal tax purposes.

If the Fund declares a dividend in October, November, or December but pays it in January, it will be taxable to shareholders as if they received it in the year it was declared. Every year, each shareholder will receive a statement detailing the tax status of any Fund distributions for that year.

Distributions may be subject to state and local taxes, as well as federal taxes.

Shareholders who hold Fund shares in a tax-deferred account, such as a retirement plan, generally will not have to pay tax on Fund distributions until they receive distributions from their account.

A shareholder who sells or redeems shares will generally realize a capital gain or loss, which will be long-term or short-term, generally depending upon the shareholder's holding period for the Fund shares. An exchange of shares may be treated as a sale and any gain may be subject to tax.

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the fourth lowest rate for taxpayers filing as unmarried individuals (presently 28% for 2004) for all distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld by the Fund may be credited against a shareholder's U.S. federal income tax liability.

Shareholders should consult with their own tax advisors to ensure that distributions and sale of Fund shares are treated appropriately on their income tax return.




     FINANCIAL HIGHLIGHTS
     --------------------

Because the Investor Class has not completed its initial fiscal year, there is no financial or performance information included in this prospectus for the Fund. Once the information becomes available, you may request this information at no charge by calling the Fund at 1-866-ETF-PMFM (1-866-383-7636).




     ADDITIONAL INFORMATION
     ----------------------

Please see the back cover on how to contact the Fund and how to receive additional information regarding the Fund.

________________________________________________________________________________

                            PMFM ETF PORTFOLIO TRUST

                                 INVESTOR CLASS
________________________________________________________________________________


Additional information about the Fund is available in the Fund's SAI, which is incorporated by reference into this prospectus, and in the Fund's Semi-annual Report. Additional information about the Fund's investments will also be available in the Fund's Annual Report, which will include a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

The SAI and the Annual and Semi-annual Reports will be available free of charge upon request (you may also request other information about the Fund or make shareholder inquiries) by contacting the Fund:

                  By telephone:       1-866-ETF-PMFM
                                      (1-866-383-7636)

                  By mail:            PMFM ETF Portfolio Trust
                                      Investor Class
                                      c/o NC Shareholder Services
                                      116 South Franklin Street
                                      Post Office Box 4365
                                      Rocky Mount, NC  27803-0365

                  By e-mail:          info@ncfunds.com

                  On the Internet:    www.ncfunds.com

Information about the Fund (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Inquiries on the operations of the public reference room may be made by calling the SEC at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


                  Investment Company Act file number 811-21317

CUSIP Number 69344E208                                       NASDAQ Symbol ETFMX

Prospectus                                                      January 30, 2004
                                                          Revised April 30, 2004


________________________________________________________________________________


                          PMFM MODERATE PORTFOLIO TRUST

                                 INVESTOR CLASS

________________________________________________________________________________


This prospectus includes information about the PMFM Moderate Portfolio Trust ("Fund") that you should know before investing. This prospectus relates to the Investor Class offered by the Fund. The Fund also offers an additional class of shares, Advisor Class, which are offered in a separate prospectus. You should read this prospectus carefully before you invest or send money, and keep it for future reference. For questions or for Shareholder Services, please call 1-866-383-PMFM (1-866-383-7636).






                               Investment Advisor
                               ------------------

                                   PMFM, INC.
                      1551 Jennings Mill Road - Suite 2400A
                              Bogart, Georgia 30622







--------------------------------------------------------------------------------
These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
--------------------------------------------------------------------------------

TABLE OF CONTENTS
-----------------

                                                                            Page
                                                                            ----

THE FUND......................................................................2
--------
     INVESTMENT OBJECTIVE.....................................................2
     --------------------
     PRINCIPAL INVESTMENT STRATEGY............................................2
     -----------------------------
     PRINCIPAL RISKS OF INVESTING IN THE FUND.................................4
     ----------------------------------------
     PERFORMANCE INFORMATION..................................................6
     -----------------------
     FEES AND EXPENSES OF THE FUND............................................7
     -----------------------------

MANAGEMENT OF THE FUND........................................................8
----------------------
     INVESTMENT ADVISOR.......................................................8
     ------------------
     BOARD OF TRUSTEES........................................................9
     -----------------
     ADMINISTRATOR............................................................9
     -------------
     TRANSFER AGENT...........................................................9
     --------------
     DISTRIBUTOR, DISTRIBUTION OF SHARES AND RELATED INFORMATION..............9
     -----------------------------------------------------------

INVESTING IN THE FUND........................................................11
---------------------
     MINIMUM INVESTMENT......................................................11
     ------------------
     PURCHASE AND REDEMPTION PRICE...........................................11
     -----------------------------
     PURCHASING SHARES.......................................................12
     -----------------
     REDEEMING SHARES........................................................14
     ----------------

OTHER IMPORTANT INVESTMENT INFORMATION.......................................17
--------------------------------------
     DIVIDENDS, DISTRIBUTIONS AND TAXES......................................17
     ----------------------------------
     FINANCIAL HIGHLIGHTS....................................................18
     --------------------
     ADDITIONAL INFORMATION..................................................18
     ----------------------

THE FUND
--------

     INVESTMENT OBJECTIVE
     --------------------

The PMFM Moderate Portfolio Trust's investment objective is to achieve long-term capital appreciation, while maintaining a special focus on capital preservation. The Fund's investment objective may be changed without shareholder approval.


     PRINCIPAL INVESTMENT STRATEGY
     -----------------------------

To achieve its investment objective, the Fund invests primarily in exchange-traded funds ("ETFs") and in cash or cash equivalent positions ("Cash Positions"). The Fund's investment advisor, PMFM, Inc. ("Advisor"), allocates the Fund's assets primarily among different types of ETFs and Cash Positions using a proprietary, quantitatively driven asset allocation model. The Advisor uses its model to determine a weighted average score for "market risk" based on a combination of factors selected by the Advisor, such as technical and fundamental indicators.

Examples of technical and fundamental indicators examined by the Advisor include:

   o  Market breadth;
   o  Trend line;
   o  Interest rates; and
   o  Relative strength.

Based on its asset allocation model, the Advisor invests the Fund's assets in shares of different stock market index-based ETFs, sector-based ETFs, fixed-income ETFs and Cash Positions in proportions that the Advisor determines will best position the Fund to participate in market gains during rising markets, while protecting the Fund's assets during market declines. Accordingly, the Advisor will invest the Fund's assets more heavily in stock market index-based ETFs, sector-based ETFs and similar securities when the Advisor believes the applicable market or sector is likely to rise, and will invest more heavily in fixed-income ETFs, Cash Positions and similar securities when the Advisor believes the stock market will decline.

________________________________________________________________________________
What is an Exchange-Traded Fund (ETF)? An ETF is a fund that holds a portfolio of common stocks designed to track the performance of a particular securities index (or sector of an index), like the S&P 500 or NASDAQ, or a portfolio of bonds that may be designed to track a bond index. Because they may be traded like stocks on a securities exchange (e.g., the American Stock Exchange), ETFs may be purchased and sold throughout the trading day, based on their market price. Each share of an ETF represents an undivided ownership interest in the portfolio held by an ETF. ETFs that track indices (or sectors of indices) hold either:

     o shares of all of the companies (or, for a fixed income ETF, bonds) that are represented by a particular index in the same proportion that is represented in the index itself; or
     o shares of a sampling of the companies (or, for a fixed income ETF, bonds) that are represented by a particular index in a proportion meant to track the performance of the entire index.

ETFs are generally registered as investment companies and issue large blocks of shares (typically 50,000) called "creation units" in exchange for a specified portfolio of the ETF's underlying securities, plus a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit. Creation units are redeemed in kind for a portfolio of the underlying securities (based on the ETF's net asset value), together with a cash payment generally equal to accumulated dividends as of the date of redemption. As investment companies, ETFs incur fees and expenses such as trustees fees, operating expenses, licensing fees, registration fees, and marketing expenses, each of which will be reflected in the net asset value of ETFs. Accordingly, ETF shareholders pay their proportionate share of these expenses.
________________________________________________________________________________

Additional Information About Types of Investments. The Fund may invest in all types of ETFs, such as index based ETFs, sector based ETFs and fixed income ETFs. The Fund may hold ETFs with portfolios comprised of domestic or foreign stocks or bonds or any combination thereof. However, due to legal limitations, the Fund will be prevented from purchasing more than 3% of an ETF's outstanding shares unless (i) the ETF or the Fund has received an order for exemptive relief from the 3% limitation from the Securities and Exchange Commission ("SEC") that is applicable to the Fund; and (ii) the ETF and the Fund take appropriate steps to comply with any conditions in such order.

In cases where these legal limits prevent the Fund from buying a particular ETF, the Fund may instead invest in a similar index or sector-based mutual fund or other investment company ("Index Funds"), or a similar basket of stocks (a group of securities related by index or sector that are pre-selected by, and made available through, certain brokers at a discounted brokerage rate) ("Stock Baskets"). The Fund may also invest in Index Funds or Stock Baskets when the Advisor believes they represent more attractive opportunities than similar ETFs. In addition, the Fund may invest in all types of Cash Positions, such as money market instruments, U.S. Government obligations, commercial paper, repurchase agreements and other cash or cash equivalent positions.

While the Fund's primary focus is allocation of its assets among ETFs and Cash Positions, the Fund has the flexibility to invest in equity securities and other types of securities when the Advisor believes they offer more attractive opportunities. Accordingly, the Fund may hold positions in common stocks of domestic and foreign companies and corporate and/or government bonds from time to time.

Additional Information About the Fund's Investment Objective and Strategy. Whether the Fund is an appropriate investment for an investor will depend largely on his or her financial resources and individual investment goals and objectives. Investors who engage in short-term trading and/or other speculative strategies and styles will not find the Fund to be an appropriate investment vehicle if they want to invest in the Fund for a short period of time.

Temporary Defensive Positions. The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. In such circumstances, the Fund may also hold up to 100% of its portfolio in Cash Positions for reasons inconsistent with the Fund's principal investment strategy. When the Fund takes a temporary defensive position, the Fund may not be able to achieve its investment objective. The Fund may also hold up to 100% of its portfolio in Cash Position as part of its investment strategy.

     PRINCIPAL RISKS OF INVESTING IN THE FUND
     ----------------------------------------

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following additional risks:

Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Fund's performances per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund's investment portfolio, national and international economic conditions and general equity market conditions.

Management Style Risks: The share price of the Fund changes daily based on the performance of the securities in which it invests. The ability of the Fund to meet its investment objective is directly related to the Advisor's allocation of the Fund's assets. The Advisor's judgments about the attractiveness, value and potential appreciation of particular ETFs, Cash Positions or other investments in which the Fund invests may prove to be incorrect and there is no guarantee that the Advisor's judgment will produce the desired results. In addition, the Fund may allocate its assets so as to under-emphasize or over-emphasize types of assets, ETFs, Cash Positions or other investments under the wrong market conditions, in which case the Fund's value may be adversely affected.

Sector Risks: Another area of risk involves the potential focus of the Fund's assets in securities of a particular sector. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors. The sectors in which the Fund may invest in more heavily will vary.

Fixed Income Risks: There are risks associated with the potential investment of the Fund's assets in fixed income ETF's which include credit risk, interest risk, maturity risk and investment-grade securities risk. These risks could affect the value of a particular ETF's shares possibly causing the Fund's share price and total return to be reduced and fluctuate more than investment in other types of ETFs. Additional information about fixed income risks can be found in the Fund's Statement of Additional Information ("SAI").

Risks Related to "Fund of Funds" Structure: The Fund is a "fund of funds." The term "fund of funds" is typically used to describe an investment company, such as the Fund, whose primary investment strategy involves investing in other investment companies, such as ETFs and Index Funds. Under the Investment Company Act of 1940, as amended ("1940 Act"), the Fund may not acquire shares of an ETF or other investment company if, immediately after such acquisition, the Fund and its affiliated persons would hold more than 3% of the ETF's or investment company's total outstanding stock unless (i) the ETF or the Fund has received an order for exemptive relief from the 3% limitation from the SEC that is applicable to the Fund; and (ii) the ETF and the Fund take appropriate steps to comply with any conditions in such order. Accordingly, the 3% limitation may prevent the Fund from allocating its investments in the manner its Advisor manager considers optimal, or cause the Advisor to select Index Funds or Stock Baskets as alternatives to the investment the Advisor considers optimal.

Your cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs or other investment company shares. By investing in the Fund, you will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Fund invests in addition to the Fund's direct fees and expenses. Furthermore, the use of a fund of funds structure could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you. The Fund is best suited for long-term investors.

Foreign Securities Risk: Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of cash or other assets of the Fund, political or financial instability, or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Additional information about foreign securities risk can be found in the SAI.

Tracking Risks: Investment in the Fund should be made with the understanding that the ETFs and other index investment companies in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs and other investment companies in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs or investment companies may, from time to time, temporarily be unavailable, which may further impede the ETFs' and investment companies' ability to track their applicable indices.

Risks Related to ETF Net Asset Value and Market Price: The market value of the ETF shares may differ from their net asset value. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF share trades at a premium or discount to its net asset value.

Risks Related to Portfolio Turnover: Portfolio turnover is a ratio that indicates how often the securities in a mutual fund's portfolio change during a year's time. Higher numbers indicate a greater number of changes, and lower numbers indicate a smaller number of changes. The Fund may sell portfolio securities without regard to the length of time they have been held in order to take advantage of new investment opportunities or changing market conditions. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund. High rates of portfolio turnover could lower performance of the Fund due to increased costs and may also result in the realization of capital gains. If the Fund realizes capital gains when it sells its portfolio investments, it must generally distribute those gains to shareholders, increasing their taxable distributions. Under normal circumstances, the anticipated portfolio turnover rate for the Fund is expected to be more than 100%.

Non-diversified Fund Risk: The Fund is a non-diversified fund. In general, a non-diversified fund may invest a greater percentage of its assets in a particular issue and may own fewer securities than other mutual funds. Accordingly, a non-diversified fund is generally subject to the risk that a large loss in an individual issue will cause a greater loss for the fund than it would if the fund were required to hold a larger number of securities or smaller positions.




     PERFORMANCE INFORMATION
     -----------------------

Because the Fund has not been in operation for an entire calendar year, there is no performance information for the Fund to be presented here. However, you may request a copy of the Fund's Annual and Semi-annual Reports once they become available, at no charge, by calling the Fund.

     FEES AND EXPENSES OF THE FUND
     -----------------------------

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

                   Shareholder Fees For Investor Class Shares
                    (fees paid directly from your investment)
                    -----------------------------------------
    Maximum Sales Charge (Load) Imposed On Purchases
         (as a percentage of offering price) ......................... None
    Redemption Fee ................................................... None


            Annual Fund Operating Expenses For Investor Class Shares*
                  (expenses that are deducted from Fund assets)
                  ---------------------------------------------
    Management Fees ................................................. 1.25%
    Distribution and/or Service (12b-1) Fees ........................ 0.25%
    Other Expenses .................................................. 1.00%
                                                                      -----
    Total Annual Fund Operating Expenses ............................ 2.50%
                                                                      =====

* Since the Fund is newly organized, the expenses in the chart are based on estimated expenses. The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses and payments, if any, under the Rule 12b-1 Plan) to not more than 2.25% of the average daily net assets of the Fund for the fiscal year ending May 31, 2004. As a result, the Fund's "Total Annual Fund Operating Expenses" (excluding interest, taxes, brokerage fees and commissions and extraordinary expenses) will be limited to 2.50%, as indicated in the table. It is expected that the Expense Limitation Agreement will continue from year-to-year, provided such continuance is approved by the Board of Trustees of the Fund. To the extent that ETFs or other investment companies held in the Fund's portfolio of investments have fees and expenses, shareholders of the Fund would indirectly be paying a portion of these other funds' fees and expenses.

Example: This example shows you the expenses that you may pay over time by investing in the Investor Class shares of the Fund. Since all mutual funds use the same hypothetical conditions, this example should help you compare the costs of investing in the Fund versus other mutual funds. This example assumes the following conditions:

        (1) You invest $10,000 in the Fund for the periods shown;
        (2) You reinvest all dividends and distributions;
        (3) You redeem all of your shares at the end of those periods;
        (4) You earn a 5% total return; and
        (5) The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, the following table shows you what your costs may be under the conditions listed above.

         ------------------------ ------------------ -----------------
             Period Invested            1 Year            3 Years
         ------------------------ ------------------ -----------------
                Your Costs               $253               $779
         ------------------------ ------------------ -----------------

MANAGEMENT OF THE FUND
----------------------

     INVESTMENT ADVISOR
     ------------------

The Fund's investment advisor is PMFM, Inc., 1551 Jennings Mill Road, Suite 2400A, Bogart, Georgia 30622. The Advisor serves in that capacity pursuant to an investment advisory contract with the PMFM Investment Trust ("Trust") on behalf of the Fund. Subject to the authority of the Trust's Board of Trustees ("Trustees"), the Advisor provides guidance and policy direction in connection with its daily management of the Fund's assets. The Advisor is also responsible for the selection of broker-dealers for executing portfolio transactions, subject to the brokerage policies established by the Trustees, and provides certain executive personnel to the Fund.

The Advisor, organized as a Georgia corporation, is controlled by Donald Lawrence Beasley and Timothy Allen Chapman. The executives and members of the advisory staff of the Advisor have extensive experience in managing investments for clients including individuals, corporations, non-taxable entities, and other business and private accounts since the firm was founded in 1991. The Advisor currently has approximately $445 million in assets under management.

The Fund will be managed primarily by a portfolio management team consisting of Mr. Beasley, Mr. Chapman, Judson P. Doherty and Joseph G. Ezernack. Mr. Beasley is a co-founder of the Advisor and has served as President of the Advisor since 1993. In addition, Mr. Beasley serves as a member of the Board of Trustees that oversees the management and administration of the Fund and as a principal portfolio manager for the Fund. Mr. Beasley received his Bachelor of Science degrees in Math and Physical Education from Northwestern State University in 1965 and his Masters in Administration from Northwestern State University in 1966. He has been in the money management business since 1988. Mr. Chapman is a co-founder of the Advisor and has served as its Secretary and Treasurer since 1993. Mr. Chapman studied Economics at the University of Georgia and has received the Series 6, the Series 7 and the Series 8 licenses from the National Association of Securities Dealers. Mr. Chapman has been in the investment business since 1981. Mr. Doherty is an Executive Vice President of the Advisor and has served in that capacity since joining the Advisor in 2001. Prior to joining the Advisor, Mr. Doherty was an institutional investment consultant with Aon Consulting. Mr. Doherty received his Bachelor of Arts degree in Economics from Vanderbilt University in 1991. He has over 10 years experience in the investment consulting business, with an emphasis on mutual fund evaluation. Mr. Ezernack is a portfolio manager and Director of Operations for the Advisor and has served in that capacity since 1997. Mr. Ezernack received his Bachelor of Science degree from Northwestern State University in 1994. He has over 7 years experience in the money management business.

Advisor Compensation. As full compensation for the investment advisory services provided to the Fund, the Advisor receives monthly compensation based on the Fund's average daily net assets at the annual rate of 1.25%.

Expense Limitation Agreement. The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments, if any, under the Rule 12b-1 Plan) to not more than 2.25% of the average daily net assets of the Fund for the fiscal year ending May 31, 2004. It is expected that the contractual agreement will continue from year-to-year provided such continuance is approved by the Trustees. The Trust may terminate the Expense Limitation
Agreement at any time. The Advisor may also terminate the Expense Limitation Agreement at the end of the then-current term upon not less than 90-days' notice to the Trust as set forth in the Expense Limitation Agreement.


     BOARD OF TRUSTEES
     -----------------

The Fund is a series of the Trust, an open-end management investment company, organized as a Delaware statutory trust on February 28, 2003. The Trustees supervise the operations of the Fund according to applicable state and federal law, and are responsible for the overall management of the Fund's business affairs.


     ADMINISTRATOR
     -------------

The Nottingham Company ("Administrator") assists the Trust in the performance of its administrative responsibilities to the Fund, coordinates the services of each vendor of the Fund, and provides the Fund with other necessary administrative, fund accounting and compliance services. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide services to the Fund.


     TRANSFER AGENT
     --------------

NC Shareholder Services, LLC ("NCSS") serves as the transfer agent and dividend-disbursing agent of the Fund. As indicated later in this Prospectus under the caption "Investing in the Fund," NCSS will handle your orders to purchase and redeem shares of the Fund, and will disburse dividends paid by the Fund.


     DISTRIBUTOR, DISTRIBUTION OF SHARES AND RELATED INFORMATION
     -----------------------------------------------------------

Capital Investment Group, Inc. ("Distributor") is the principal underwriter and distributor of the Fund's shares and serves as the Fund's exclusive agent for the distribution of the Fund's shares. The Distributor may sell the Fund's shares to or through qualified securities dealers or other approved entities. The Fund has adopted a Distribution Plan in accordance with Rule 12b-1 ("Distribution Plan") under the 1940 Act. Pursuant to the Distribution Plan, the Fund compensates the Distributor for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Fund's shares (this compensation is commonly referred to as "12b-1 fees").

Investor Class. The Distribution Plan provides that the Fund will pay the annual rate of up to 0.25% of the average daily net assets of the Investor Class shares of the Fund for activities primarily intended to result in the sale of those shares. These activities include reimbursement to entities for providing distribution and shareholder servicing with respect to the Fund's shares. Because the 12b-1 fees are paid out of the Fund's assets on an on-going basis, these fees, over time, will increase the cost of your investment and may cost you more than paying other types of sales charges.

Multiple Share Classes. The shares offered by this Prospectus are Investor Class shares. The Fund also offers another class of shares, the Advisor Class, which has higher fees and expenses. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the Advisor for core investment advisory services. Different fees and expenses will affect performance. For additional information concerning the Advisor Class shares not offered by this Prospectus, call us at 1-866-383-7636.

Other Expenses. In addition to the 12b-1 fees and the investment advisory fees, the Fund pays all expenses not assumed by the Fund's Advisor, including, without limitation: the fees and expenses of its independent accountants and of its legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian's fees; any proxy solicitors' fees and expenses; filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees' liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made.

INVESTING IN THE FUND
---------------------

     MINIMUM INVESTMENT
     ------------------

The Fund's shares are sold and redeemed at net asset value. Shares may be purchased by any account managed by the Advisor and any other financial intermediaries or broker-dealers authorized to sell Investor Class shares in the Fund. The minimum initial investment is $1,000 and the minimum additional investment is $250 ($100 for those participating in an automatic investment plan). The Fund may, at the Advisor's sole discretion, accept accounts with less than the minimum investment.


     PURCHASE AND REDEMPTION PRICE
     -----------------------------

Determining the Fund's Net Asset Value. The price at which you purchase or redeem shares is based on the next calculation of net asset value after an order is accepted in good form. An order is considered to be in good form if it includes a complete and accurate application and payment in full of the purchase amount. The Fund's net asset value per share is calculated by dividing the value of the Fund's total assets, less liabilities (including Fund expenses, which are accrued daily), by the total number of outstanding shares of that Fund. The net asset value per share of the Fund is normally determined at the time regular trading closes on the New York Stock Exchange ("NYSE"), ordinarily 4:00 p.m. Eastern time, Monday through Friday, except when the NYSE closes earlier. The Fund does not calculate net asset value on business holidays when the NYSE is closed.

In determining the value of the Fund's total assets, portfolio securities are generally calculated at market value by quotations from the primary market in which they are traded. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Other Matters. Purchases and redemptions of shares by the same shareholder on the same day will be netted for the Fund. All redemption requests will be processed and payment with respect thereto will normally be made within seven
(7) days after tenders. The Fund may suspend redemptions, if permitted by the 1940 Act, for any period during which the NYSE is closed or during which trading is restricted by the SEC or if the SEC declares that an emergency exists. Redemptions may also be suspended during other periods permitted by the SEC for the protection of the Fund's shareholders. Additionally, during drastic economic and market changes, telephone redemption privileges may be difficult to implement. Also, if the Trustees determine that it would be detrimental to the best interest of the Fund's remaining shareholders to make payment in cash, the Fund may pay redemption proceeds in whole or in part by a distribution-in-kind of readily marketable securities.

     PURCHASING SHARES
     -----------------

The Fund has authorized one or more brokers to accept purchase and redemption orders on its behalf and such brokers are authorized to designate intermediaries to accept orders on behalf of the Fund. In addition, orders will be deemed to have been received by the Fund when an authorized broker, or broker authorized designee, accepts the order. The orders will be priced at the next calculation of the Fund's net asset value after the authorized broker or broker-authorized designee receives the orders. Investors may also be charged a fee by a broker or agent if shares are purchased through a broker or agent.

Regular Mail Orders. Payment for shares must be made by check or money order from a U.S. financial institution and payable in U.S. dollars. If checks are returned due to insufficient funds or other reasons, the purchase will be canceled. The prospective investor will also be responsible for any losses or expenses incurred by the Fund, Administrator, and Transfer Agent. The Fund will charge a $20 fee and may redeem shares of the Fund already owned by the purchaser or another identically registered account to recover any such losses due to a returned check. For regular mail orders, please complete a Fund Shares Application and mail it, along with your check made payable to the "PMFM Moderate Portfolio Trust - Investor Class", to:

                    PMFM Moderate Portfolio Trust
                    Investor Class
                    c/o NC Shareholder Services
                    116 South Franklin Street
                    Post Office Box 4365
                    Rocky Mount, North Carolina  27803-0365

The application must contain your Social Security Number ("SSN") or Taxpayer Identification Number ("TIN"). If you have applied for a SSN or TIN prior to completing your account application but you have not received your number, please indicate this on the application and include a copy of the form applying for a SSN or TIN. Taxes are not withheld from distributions to U.S. investors if certain IRS requirements regarding the SSN or TIN are met.

Bank Wire Purchases. Purchases may also be made through bank wire orders. To establish a new account or add to an existing account by wire, please call the Fund at 1-866-383-PMFM (1-866-383-7636), before wiring funds, to advise the Fund of the investment, dollar amount, and the account identification number. Additionally, please have your financial institution use the following wire instructions:

                    Wachovia Bank, NA
                    Charlotte, North Carolina
                    ABA # 053000219
                    For the: PMFM Moderate Portfolio Trust - Investor Class Acct. # 2000017392932
                    For further credit to (shareholder's name and SSN or TIN)

Additional Investments. You may also add to your account by mail or wire at any time by purchasing shares at the then current public offering price. The minimum additional investment is $250. Before adding funds by bank wire, please call the Fund at 1-866-383-PMFM (1-866-383-7636) and follow the above directions for bank wire purchases. Mail orders should include, if possible, the "Invest by Mail" stub that is attached to your confirmation statement. Otherwise, please identify your account in a letter accompanying your purchase payment.

Automatic Investment Plan. The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Fund will automatically charge the shareholder's checking account for the amount specified ($100 minimum), which will be automatically invested in shares at the public offering price on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Fund.

Frequent Trading. A pattern of frequent purchase and redemption transactions is considered by the Advisor to not be in the best interest of the shareholders of the Fund. Such a pattern may, at the discretion of the Advisor, be limited by the Fund's refusal to accept further purchase orders from an investor.

Stock Certificates. The Fund normally does not issue stock certificates. Evidence of ownership of shares is provided through entry in the Fund's share registry. Investors will receive periodic account statements (and, where applicable, purchase confirmations) that will show the number of shares owned.

Important Information about Procedures for Opening a New Account. Under the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA Patriot Act of 2001), the Fund is required to obtain, verify, and record information to enable the Fund to form a reasonable belief as to the identity of each customer who opens an account. Consequently, when an investor opens an account, the Fund will ask for the investor's name, street address, date of birth (for an individual), social security or other tax identification number (or proof that the investor has filed for such a number), and other information that will allow the Fund to identify the investor. The Fund may also ask to see the investor's driver's license or other identifying documents. An investor's account application will not be considered "complete" and, therefore, an account will not be opened and the investor's money will not be invested until the Fund receives this required information. In addition, if after opening the investor's account the Fund is unable to verify the investor's identity after having used reasonable efforts, as determined by the Fund in its sole discretion, the Fund may (i) restrict redemptions and further investments until the investor's identity is verified; and (ii) close the investor's account without notice and return the investor's redemption proceeds to the investor. If the Fund closes an investor's account because the Fund was unable to verify the investor's identity, the Fund will value the account in accordance with the Fund's next net asset value calculated after the investor's account is closed. In that case, the investor's redemption proceeds may be worth more or less than the investor's original investment. The Fund will not be responsible for any losses incurred due to the Fund's inability to verify the identity of any investor opening an account.

     REDEEMING SHARES
     ----------------

Regular Mail Redemptions. Regular mail redemption requests should be addressed to:

                      PMFM Moderate Portfolio Trust
                      Investor Class
                      c/o NC Shareholder Services
                      116 South Franklin Street
                      Post Office Box 4365
                      Rocky Mount, North Carolina  27803-0365

Regular mail redemption requests should include the following:

    (1) Your letter of instruction specifying the Fund's name, shareholder's name, account number and number of shares (or the dollar amount) to be redeemed. This request must be signed by all registered shareholders in the exact names in which they are registered;

    (2)  Any required signature  guarantees (see "Signature  Guarantees" below);
         and

    (3) Other supporting legal documents, if required in the case of estates, trusts, guardianships, custodianships, corporations, pension or profit sharing plans, and other entities.

Your redemption proceeds normally will be sent to you within seven (7) days after receipt of your redemption request. However, the Fund may delay forwarding a redemption check for recently purchased shares while it determines whether the purchase payment will be honored. Such delay (which may cause the redemption to be delayed beyond the seven (7) days) may be reduced or avoided if the purchase is made by certified check or wire transfer. In all cases, the net asset value next determined after receipt of the request for redemption will be used in processing the redemption request.

Telephone and Bank Wire Redemptions. Unless you specifically decline the telephone transaction privileges on your account application, you may redeem shares of the Fund by telephone. You may also redeem shares by bank wire under certain limited conditions. The Fund will redeem shares in this manner when so requested by the shareholder only if the shareholder confirms redemption instructions in writing.

The Fund may rely upon confirmation of redemption requests transmitted via facsimile (Fax# 252-972-1908). The confirmation instructions must include the following:

        (1) The Fund's name;
        (2) Shareholder(s) name and account number;
        (3) Number of shares or dollar amount to be redeemed;
        (4) Instructions for transmittal of redemption proceeds to the shareholder; and
        (5) Shareholder(s) signature(s) as it/they appear(s) on the application then on file with the Fund.

Redemption proceeds will not be distributed until written confirmation of the redemption request is received, per the instructions above. You can choose to have redemption proceeds mailed to you at your address of record, your financial institution, or to any other authorized person, or you can have the proceeds sent by wire transfer to your financial institution ($5,000 minimum). Redemption proceeds cannot be wired on days in which your financial institution is not open for business. You can change your redemption instructions anytime you wish by filing a letter including your new redemption instructions with the Fund. See "Signature Guarantees" below.

The Fund, at its discretion, may choose to pass through to redeeming shareholders any charges imposed by the custodian for wire redemptions. If this cost is passed through to redeeming shareholders by the Fund, the charge will be deducted automatically from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. If wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

You may redeem shares, subject to the procedures outlined above, by calling the Fund at 1-866-383-PMFM (1-866-383-7636). Redemption proceeds will only be sent to the financial institution account or person named in your Fund Shares Application currently on file with the Fund. Telephone redemption privileges authorize the Fund to act on telephone instructions from any person representing himself or herself to be the investor and reasonably believed by the Fund to be genuine. The Fund will employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine. The Fund will not be liable for any losses due to fraudulent or unauthorized instructions nor for following telephone instructions provided the Fund follows reasonable procedures to insure instructions are genuine.

Systematic Withdrawal Plan. A shareholder who owns shares of the Fund valued at more than $1,000 at the current offering price may establish a Systematic Withdrawal Plan to receive a monthly or quarterly check in a stated amount (not less than $100). Each month or quarter, as specified, the Fund will automatically redeem sufficient shares from your account to meet the specified withdrawal amount. The shareholder may establish this service whether dividends and distributions are reinvested in shares of the Fund or paid in cash. Call or write the Fund for an application form.

Minimum Account Size. The Trustees reserve the right to redeem involuntarily any account having a net asset value of less than $1,000 (due to redemptions, exchanges, or transfers, and not due to market action) upon prior written notice. If the shareholder brings his account net asset value up to at least $1,000 during the notice period, the account will not be redeemed. Redemptions from retirement accounts may be subject to federal income tax.

Redemptions In Kind. The Fund reserves the right to make redemptions in kind (a payment in portfolio securities rather than cash). Generally, redemption in kind is used when, in the option of the Trustees, a large redemption request may cause harm to the Fund and its shareholders. In such a case, the Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the Fund's net asset value per share.

Signature Guarantees. To protect your account and the Fund from fraud, signature guarantees may be required to be sure that you are the person who has authorized a change in registration or standing instructions for your account. Signature guarantees are generally required for (1) change of registration requests; (2) requests to establish or to change exchange privileges or telephone and bank wire redemption service other than through your initial account application; (3) transactions where proceeds from redemptions, dividends, or distributions are sent to an address or financial institution differing from the address or financial institution of record; and (4) redemption requests in excess of $50,000. Signature guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union (if authorized under state law), registered broker-dealer, securities exchange, or association clearing agency and must appear on the written request for change of registration, establishment or change in exchange privileges, or redemption request.

Miscellaneous. The Fund reserves the right to (i) refuse to accept any request to purchase shares of the Fund for any reason; and (ii) suspend its offering of shares at any time.

OTHER IMPORTANT INVESTMENT INFORMATION
--------------------------------------

     DIVIDENDS, DISTRIBUTIONS AND TAXES
     ----------------------------------

The following information is meant as a general summary for U.S. taxpayers. Additional information appears in the SAI. Shareholders should rely on their own tax advisers for advice about the particular federal, state, and local tax consequences to them of investing in the Fund.

The Fund will distribute most of its income and gains to its shareholders every year. Dividends paid by the Fund derived from net investment income, if any, will be paid quarterly and capital gains distributions, if any, will be made at least annually. Shareholders may elect to take dividends from net investment income or capital gains distributions, if any, in cash or reinvest them in additional Fund shares. Although the Fund will not be taxed on amounts it distributes, shareholders will generally be taxed on distributions paid by the Fund, regardless of whether distributions are received in cash or are reinvested in additional Fund shares.

A particular distribution generally will be taxable as qualified dividend income, long-term capital gains or ordinary income. The 2003 Jobs and Growth Tax Relief Reconciliation Act reduced the federal tax rate on most dividends paid by U.S. corporations to individuals after December 31, 2002. These qualifying corporate dividends are taxable at long-term capital gains tax rates. Some, but not all, of the dividends paid by the Fund may be taxable at the reduced long-term capital gains tax rate for individual shareholders. If the Fund designates a dividend as qualified dividend income, it generally will be taxable to individual shareholders at the long-term capital gains tax rate provided certain holding period requirements are met. If the Fund designates a dividend as a capital gains distribution, it generally will be taxable to shareholders as long-term capital gains, regardless of how long the shareholders have held their Fund shares. All taxable dividends paid by the Fund other than those designated as qualified dividend income or capital gains distributions will be taxable as ordinary income to shareholders. Taxable dividends paid by the Fund to corporate shareholders will be taxed at corporate tax rates. Corporate shareholders may be entitled to a dividends received deduction ("DRD") for a portion of the dividends paid and designated by the Fund as qualifying for the DRD. To the extent the Fund engages in increased portfolio turnover, short-term capital gains may be realized, and any distribution resulting from such gains will be considered ordinary income for federal tax purposes.

If the Fund declares a dividend in October, November, or December but pays it in January, it will be taxable to shareholders as if they received it in the year it was declared. Every year, each shareholder will receive a statement detailing the tax status of any Fund distributions for that year.

Distributions may be subject to state and local taxes, as well as federal taxes.

Shareholders who hold Fund shares in a tax-deferred account, such as a retirement plan, generally will not have to pay tax on Fund distributions until they receive distributions from their account.

A shareholder who sells or redeems shares will generally realize a capital gain or loss, which will be long-term or short-term, generally depending upon the shareholder's holding period for the Fund shares. An exchange of shares may be treated as a sale and any gain may be subject to tax.

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the fourth lowest rate for taxpayers filing as unmarried individuals (presently 28% for 2004) for all distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld by the Fund may be credited against a shareholder's U.S. federal income tax liability.

Shareholders should consult with their own tax advisors to ensure that distributions and sale of Fund shares are treated appropriately on their income tax returns.




     FINANCIAL HIGHLIGHTS
     --------------------

Because the Investor Class has not completed its initial fiscal year, there is no financial or performance information included in this prospectus for the Fund. Once the information becomes available, you may request this information at no charge by calling the Fund at 1-866-383-PMFM (1-866-383-7636).




     ADDITIONAL INFORMATION
     ----------------------

Please see the back cover on how to contact the Fund and how to receive additional information regarding the Fund.

________________________________________________________________________________

                          PMFM MODERATE PORTFOLIO TRUST

                                 INVESTOR CLASS
________________________________________________________________________________


Additional information about the Fund is available in the Fund's SAI, which is incorporated by reference into this prospectus, and in the Fund's Semi-annual Report. Additional information about the Fund's investments will also be available in the Fund's Annual Report, which will include a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

The SAI and the Annual and Semi-annual Reports will be available free of charge upon request (you may also request other information about the Fund or make shareholder inquiries) by contacting the Fund:

                  By telephone:       1-866-383-PMFM
                                      (1-866-383-7636)

                  By mail:            PMFM Moderate Portfolio Trust
                                      Investor Class
                                      c/o NC Shareholder Services
                                      116 South Franklin Street
                                      Post Office Box 4365
                                      Rocky Mount, North Carolina  27803-0365

                  By e-mail:          info@ncfunds.com

                  On the Internet:    www.ncfunds.com

Information about the Fund (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Inquiries on the operations of the public reference room may be made by calling the SEC at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


                  Investment Company Act file number 811-21317